Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The table below provides additional information related to compensation for our NEOs as required by Item 402(v) of Regulation S-K. The table includes a calculated value titled “compensation actually paid” (“CAP”) for the Primary Executive Officer (“PEO”), our CEO, and for the non-PEO NEOs. It’s important to note the majority of the value displayed as CAP has in fact not been earned or paid and reflects updated values of outstanding equity awards that are still subject to vesting, and in some cases, performance requirements. The table also provides information on our cumulative TSR, the cumulative TSR of the Bloomberg US 3000 Oil & Gas Supply Chain Index, GAAP net income, and Adjusted EBITDA.

	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(a)		COMPENSATION ACTUALLY PAID TO PEO(a)		AVERAGE SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(b)
YEAR	Armstrong ($)	Zamarin ($)	Armstrong ($)	Zamarin ($)	COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)(a)	COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS ($)(a)	COMPANY TSR ($)	BLOOMBERG US 3000 OIL & GAS SUPPLY CHAIN INDEX TSR ($)	NET INCOME ($) in millions	ADJUSTED EBITDA (c) ($) in millions

2025	$17,919,373	$8,682,793	$31,816,791	$12,449,068	$4,887,669	$8,309,215	$384.31	$302.61	$2,768	$7,750
2024	16,323,557	—	44,821,452	—	4,821,598	12,503,040	334.50	283.38	2,346	7,080
2023	17,548,802	—	18,483,038	—	4,887,359	5,389,030	206.02	259.02	3,303	6,779
2022	13,887,596	—	36,717,682	—	4,323,372	9,088,871	184.04	261.24	2,117	6,418
2021	13,759,533	—	32,332,070	—	4,036,788	9,626,605	138.43	159.93	1,562	5,635

(a)
The PEOs for 2025 include Mr. Armstrong and Mr. Zamarin.The PEO for 2021, 2022, 2023, and 2024 is Mr. Armstrong. The non-PEO NEOs for 2021 include Mr. Dunn, Mr. Zamarin, Mr. Chandler, and Mr. Bennett. The non-PEO NEOs for 2022, 2023 and 2024 include Mr. Dunn, Mr. Zamarin, Mr. Porter, and Mr. Wilson. The non-PEO NEOs for 2025 include Mr. Wingo, Mr. Porter, Mr. Larsen, Mr. Wilson, and Mr. Dunn.
(b)
The dollar amount represents the value of an initial $100 investment on December 31, 2020, assuming reinvestment of all dividends. Following the discontinuation of the Bloomberg Americas Pipeline Index, the Bloomberg US 3000 Oil & Gas Supply Chain Index was adopted as the peer group for purposes of this disclosure.
(c)
Adjusted EBITDA is a non-GAAP measure. A reconciliation of these non-GAAP financial measures to their nearest GAAP comparable financial measure is included in the appendix.

The following tables detail the adjustments to the SCT total compensation value to reach the calculated CAP result. The equity award values are calculated in accordance with FASB ASC Topic 176 for each year-end value. For awards that vested within the applicable calendar year, the actual vesting date value is applied. The addition to the SCT value for pension benefits reflect the actual service cost applicable for the calendar year as opposed to the change in present value of the pension benefit used in the SCT. No prior service cost is included as there were no applicable plan amendments during this time.

The PEO calculation of CAP for Mr. Armstrong:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2025	$17,919,373	$(13,499,980)	$(945,766)	$27,886,511	$456,653	$31,816,791
2024	16,323,557	(10,499,994)	(1,004,718)	39,282,743	719,864	44,821,452
2023	17,548,802	(9,999,977)	(3,453,819)	13,576,265	811,767	18,483,038
2022	13,887,596	(9,300,000)	—	31,567,125	562,961	36,717,682
2021	13,759,533	(9,000,015)	—	26,902,316	670,236	32,332,070

The PEO calculation of CAP for Mr. Zamarin:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2025	$8,682,793	$(5,999,962)	$(330,871)	$9,918,358	$178,750	$12,449,068

The following details the sources of the CAP additions related to the PEO’s Equity Awards for Mr. Armstrong:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2025	$14,452,233	$9,632,794	$1,360,662	$—	$2,440,823	$27,886,511
2024	17,711,971	20,871,588	(73,215)	—	772,398	39,282,743
2023	11,424,080	2,990,993	(1,565,280)	—	726,471	13,576,265
2022	10,498,900	18,907,561	1,709,315	—	451,348	31,567,125
2021	10,126,728	16,198,513	332,207	—	244,868	26,902,316

The following details the sources of the CAP additions related to the PEO’s Equity Awards for Mr. Zamarin:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2025	$6,275,400	$2,594,771	$377,137	$—	$671,051	$9,918,358

Note: The increased equity value included in CAP in 2021, 2022 and 2024 is primarily due to significant increases in the stock price and increases in the estimated performance-based RSU results. Performance-based RSUs make up the largest component of the PEO’s annual equity award.

The Non-PEO NEOs’ calculation of CAP:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2025	$4,887,669	$(3,192,503)	$(279,042)	$6,705,550	$187,542	$8,309,215
2024	4,821,598	(2,992,492)	(141,963)	10,631,345	184,552	12,503,040
2023	4,887,359	(2,850,000)	(577,304)	3,691,176	237,800	5,389,030
2022	4,323,372	(2,600,006)	—	7,220,623	144,882	9,088,871
2021	4,036,788	(2,275,002)	(67,160)	7,718,867	213,113	9,626,605

The following details the sources of the CAP additions related to the Non-PEO NEOs’ Equity Awards:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS(d)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2025	$2,916,816	$1,717,455	$449,557	$946,625	$675,096	$6,705,550
2024	4,980,002	5,468,347	(13,643)	—	196,638	10,631,345
2023	3,246,052	588,212	(373,961)	—	230,873	3,691,176
2022	2,919,316	3,759,353	410,716	—	131,238	7,220,623
2021	2,546,120	4,926,525	130,284	—	115,937	7,718,867

(d)
The 2025 value reflects forfeited portions of Mr. Dunn’s 2023 and 2024 performance‑based restricted stock units upon his retirement, in accordance with the terms of the applicable grant agreements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(a)
The PEOs for 2025 include Mr. Armstrong and Mr. Zamarin.The PEO for 2021, 2022, 2023, and 2024 is Mr. Armstrong. The non-PEO NEOs for 2021 include Mr. Dunn, Mr. Zamarin, Mr. Chandler, and Mr. Bennett. The non-PEO NEOs for 2022, 2023 and 2024 include Mr. Dunn, Mr. Zamarin, Mr. Porter, and Mr. Wilson. The non-PEO NEOs for 2025 include Mr. Wingo, Mr. Porter, Mr. Larsen, Mr. Wilson, and Mr. Dunn.

PEO Total Compensation Amount		$ 16,323,557	$ 17,548,802	$ 13,887,596	$ 13,759,533
PEO Actually Paid Compensation Amount		44,821,452	18,483,038	36,717,682	32,332,070
Adjustment To PEO Compensation, Footnote

The PEO calculation of CAP for Mr. Armstrong:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2025	$17,919,373	$(13,499,980)	$(945,766)	$27,886,511	$456,653	$31,816,791
2024	16,323,557	(10,499,994)	(1,004,718)	39,282,743	719,864	44,821,452
2023	17,548,802	(9,999,977)	(3,453,819)	13,576,265	811,767	18,483,038
2022	13,887,596	(9,300,000)	—	31,567,125	562,961	36,717,682
2021	13,759,533	(9,000,015)	—	26,902,316	670,236	32,332,070

The PEO calculation of CAP for Mr. Zamarin:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2025	$8,682,793	$(5,999,962)	$(330,871)	$9,918,358	$178,750	$12,449,068

The following details the sources of the CAP additions related to the PEO’s Equity Awards for Mr. Armstrong:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2025	$14,452,233	$9,632,794	$1,360,662	$—	$2,440,823	$27,886,511
2024	17,711,971	20,871,588	(73,215)	—	772,398	39,282,743
2023	11,424,080	2,990,993	(1,565,280)	—	726,471	13,576,265
2022	10,498,900	18,907,561	1,709,315	—	451,348	31,567,125
2021	10,126,728	16,198,513	332,207	—	244,868	26,902,316

The following details the sources of the CAP additions related to the PEO’s Equity Awards for Mr. Zamarin:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2025	$6,275,400	$2,594,771	$377,137	$—	$671,051	$9,918,358

Note: The increased equity value included in CAP in 2021, 2022 and 2024 is primarily due to significant increases in the stock price and increases in the estimated performance-based RSU results. Performance-based RSUs make up the largest component of the PEO’s annual equity award.

Non-PEO NEO Average Total Compensation Amount	$ 4,887,669	4,821,598	4,887,359	4,323,372	4,036,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,309,215	12,503,040	5,389,030	9,088,871	9,626,605
Adjustment to Non-PEO NEO Compensation Footnote

The Non-PEO NEOs’ calculation of CAP:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2025	$4,887,669	$(3,192,503)	$(279,042)	$6,705,550	$187,542	$8,309,215
2024	4,821,598	(2,992,492)	(141,963)	10,631,345	184,552	12,503,040
2023	4,887,359	(2,850,000)	(577,304)	3,691,176	237,800	5,389,030
2022	4,323,372	(2,600,006)	—	7,220,623	144,882	9,088,871
2021	4,036,788	(2,275,002)	(67,160)	7,718,867	213,113	9,626,605

The following details the sources of the CAP additions related to the Non-PEO NEOs’ Equity Awards:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS(d)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2025	$2,916,816	$1,717,455	$449,557	$946,625	$675,096	$6,705,550
2024	4,980,002	5,468,347	(13,643)	—	196,638	10,631,345
2023	3,246,052	588,212	(373,961)	—	230,873	3,691,176
2022	2,919,316	3,759,353	410,716	—	131,238	7,220,623
2021	2,546,120	4,926,525	130,284	—	115,937	7,718,867

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The four metrics on the following table represent an unranked list of the most important performance measures used by the Company to align compensation with Company performance.

Most Important Performance Metrics in 2025
Adjusted EBITDA
Available Funds From Operations (AFFO) Per Share
Relative Total Stockholder Return (TSR)
Return on Capital Employed (ROCE)

Total Shareholder Return Amount	$ 384.31	334.5	206.02	184.04	138.43
Peer Group Total Shareholder Return Amount	302.61	283.38	259.02	261.24	159.93
Net Income (Loss)	$ 2,768,000,000	$ 2,346,000,000	$ 3,303,000,000	$ 2,117,000,000	$ 1,562,000,000
Company Selected Measure Amount	7,750,000,000	7,080,000,000	6,779,000,000	6,418,000,000	5,635,000,000
PEO Name	Mr. Armstrong and Mr. Zamarin	Mr. Armstrong	Mr. Armstrong	Mr. Armstrong	Mr. Armstrong
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. A reconciliation of these non-GAAP financial measures to their nearest GAAP comparable financial measure is included in the appendix.
Measure:: 2
Pay vs Performance Disclosure
Name	Available Funds From Operations (AFFO) Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
Armstrong
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,919,373
PEO Actually Paid Compensation Amount	31,816,791	$ 44,821,452	$ 18,483,038	$ 36,717,682	$ 32,332,070
Zamarin
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,682,793
PEO Actually Paid Compensation Amount	12,449,068
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,004,718)	(3,453,819)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		719,864	811,767	562,961	670,236
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,499,994)	(9,999,977)	(9,300,000)	(9,000,015)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		39,282,743	13,576,265	31,567,125	26,902,316
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,711,971	11,424,080	10,498,900	10,126,728
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,871,588	2,990,993	18,907,561	16,198,513
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(73,215)	(1,565,280)	1,709,315	332,207
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		772,398	726,471	451,348	244,868
PEO | Armstrong | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(945,766)
PEO | Armstrong | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	456,653
PEO | Armstrong | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,499,980)
PEO | Armstrong | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,886,511
PEO | Armstrong | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,452,233
PEO | Armstrong | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,632,794
PEO | Armstrong | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,360,662
PEO | Armstrong | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,440,823
PEO | Zamarin | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,871)
PEO | Zamarin | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,750
PEO | Zamarin | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,962)
PEO | Zamarin | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,918,358
PEO | Zamarin | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,275,400
PEO | Zamarin | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,594,771
PEO | Zamarin | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,137
PEO | Zamarin | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,051
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,042)	(141,963)	(577,304)		(67,160)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,542	184,552	237,800	144,882	213,113
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,192,503)	(2,992,492)	(2,850,000)	(2,600,006)	(2,275,002)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,705,550	10,631,345	3,691,176	7,220,623	7,718,867
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,916,816	4,980,002	3,246,052	2,919,316	2,546,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,717,455	5,468,347	588,212	3,759,353	4,926,525
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	449,557	(13,643)	(373,961)	410,716	130,284
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	946,625
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 675,096	$ 196,638	$ 230,873	$ 131,238	$ 115,937